Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® Index Shares Funds
SPDR S&P North American Natural Resources ETF
(the “Fund”)
Supplement dated September 27, 2024 to the Prospectus and Summary Prospectus
each dated January 31, 2024, as may be supplemented from time to time
Effective October 1, 2024 (the “Effective Date”), the index which serves as the initial universe of eligible securities for the S&P BMI North American Natural Resources Index, the Fund’s benchmark index, will change. Accordingly, as of the Effective Date:

1.
The third paragraph in the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 161 of the Prospectus and page 1 of the Summary Prospectus is deleted and replaced with the following:

The Index comprises publicly traded U.S. and Canadian companies in the natural resources and commodities businesses that meet certain investability requirements and are classified within the subindustries of one of three natural resources categories: energy, metals & mining, or agriculture. The Index is a sub-set of the S&P Global BMI (Broad Market Index) (the “Parent Index”), which serves as the initial universe of eligible securities for the Index. The Parent Index is an equity index measuring global stock market performance that includes securities issued by small, mid and large capitalization companies domiciled in both developed and emerging markets. The Index consists of companies comprising the Parent Index which: (i) are domiciled in and publicly traded in the U.S. or Canada; (ii) have a minimum float-adjusted market capitalization of $1 billion; (iii) have a minimum three-month average daily value traded of $5 million; and (iv) are included in one of the three natural resource categories. Each category includes companies classified within specific Global Industry Classification Standard (GICS) sub‑industries according to the company’s principal business activity. The energy category consists of companies classified in the following sub‑industries: coal & consumable fuels; integrated oil & gas; oil & gas drilling; oil & gas exploration & production; oil & gas refining & marketing; and oil & gas equipment & services. The metals & mining category consists of companies classified in the following sub‑industries: aluminum; diversified metals & mining; steel; copper; gold; silver; precious metals & minerals. The agriculture category consists of companies classified in the following sub‑industries: agricultural products & services; fertilizers & agricultural chemicals; forest products; paper & Plastic Packaging Products and Materials; and Timber real estate investment trusts. At each quarterly Index rebalancing, the combined weight of securities of companies in the energy, metals & mining and agriculture categories are set at 45%, 35% and 20%, respectively. Index constituents are weighted within each natural resource category proportionally to their float-adjusted market capitalization subject to individual security weights limits. A company’s float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. Modifications are made to the weightings, if required, to conform to requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and reduce single stock concentration. The Index is rebalanced quarterly. As of October 1, 2024, the Index is expected to comprise approximately 148 securities.
2.
The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 162 of the Prospectus and page 2 of the Summary Prospectus is updated to add the following risk as a principal risk of the Fund.

Small-Capitalization Securities Risk: The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of larger companies.

SPDR S&P North American Natural Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® Index Shares Funds
SPDR S&P North American Natural Resources ETF
(the “Fund”)
Supplement dated September 27, 2024 to the Prospectus and Summary Prospectus
each dated January 31, 2024, as may be supplemented from time to time
Effective October 1, 2024 (the “Effective Date”), the index which serves as the initial universe of eligible securities for the S&P BMI North American Natural Resources Index, the Fund’s benchmark index, will change. Accordingly, as of the Effective Date:

1.
The third paragraph in the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 161 of the Prospectus and page 1 of the Summary Prospectus is deleted and replaced with the following:

The Index comprises publicly traded U.S. and Canadian companies in the natural resources and commodities businesses that meet certain investability requirements and are classified within the subindustries of one of three natural resources categories: energy, metals & mining, or agriculture. The Index is a sub-set of the S&P Global BMI (Broad Market Index) (the “Parent Index”), which serves as the initial universe of eligible securities for the Index. The Parent Index is an equity index measuring global stock market performance that includes securities issued by small, mid and large capitalization companies domiciled in both developed and emerging markets. The Index consists of companies comprising the Parent Index which: (i) are domiciled in and publicly traded in the U.S. or Canada; (ii) have a minimum float-adjusted market capitalization of $1 billion; (iii) have a minimum three-month average daily value traded of $5 million; and (iv) are included in one of the three natural resource categories. Each category includes companies classified within specific Global Industry Classification Standard (GICS) sub‑industries according to the company’s principal business activity. The energy category consists of companies classified in the following sub‑industries: coal & consumable fuels; integrated oil & gas; oil & gas drilling; oil & gas exploration & production; oil & gas refining & marketing; and oil & gas equipment & services. The metals & mining category consists of companies classified in the following sub‑industries: aluminum; diversified metals & mining; steel; copper; gold; silver; precious metals & minerals. The agriculture category consists of companies classified in the following sub‑industries: agricultural products & services; fertilizers & agricultural chemicals; forest products; paper & Plastic Packaging Products and Materials; and Timber real estate investment trusts. At each quarterly Index rebalancing, the combined weight of securities of companies in the energy, metals & mining and agriculture categories are set at 45%, 35% and 20%, respectively. Index constituents are weighted within each natural resource category proportionally to their float-adjusted market capitalization subject to individual security weights limits. A company’s float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. Modifications are made to the weightings, if required, to conform to requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and reduce single stock concentration. The Index is rebalanced quarterly. As of October 1, 2024, the Index is expected to comprise approximately 148 securities.

2.
The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 162 of the Prospectus and page 2 of the Summary Prospectus is updated to add the following risk as a principal risk of the Fund.

Small-Capitalization Securities Risk: The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of larger companies.